Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Total property and equipment	$ 581,250	$ 581,250
Less accumulated depreciation	(524,573)	(464,581)
Property, plant and equipment net	56,677	116,669
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment	147,259	147,259
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment	57,691	57,691
Laboratory equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment	323,524	323,524
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment	40,555	40,555
Leasehold Improvements [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment	$ 12,221	$ 12,221